Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA ETF TRUST
Prospectus Date	rr_ProspectusDate	Oct. 13, 2017
Supplement [Text Block]	usaa_SupplementTextBlock

USAA CORE INTERMEDIATE-TERM BOND ETF
SUPPLEMENT DATED MAY 7, 2018
TO THE FUND'S PROSPECTUS
DATED OCTOBER 13, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Core Intermediate-Term Bond ETF (the Fund). Please review this important information carefully.

The first paragraph under the section titled "Principal Investment Strategy" found on page 9 is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, exclusive of collateral held from securities lending) in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity of three to ten years. The debt securities in which the Fund may invest include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest at least 35% of its net assets in government obligations under normal circumstances. The Fund will invest primarily in investment-grade securities, but may invest up to 25% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield securities or "junk" bonds.

The first paragraph under the heading USAA Core Intermediate-Term Bond EFT of the section titled "Principal Investment Strategies" found on pages 15-16 is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, exclusive of collateral held from securities lending) in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity of three to ten years. The debt securities in which the Fund may invest include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest at least 35% of its net assets in government obligations under normal circumstances. The Fund will invest primarily in investment-grade securities, but may invest up to 25% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield securities or "junk" bonds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98949-0518

USAA Core Intermediate-Term Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

USAA CORE INTERMEDIATE-TERM BOND ETF
SUPPLEMENT DATED MAY 7, 2018
TO THE FUND'S PROSPECTUS
DATED OCTOBER 13, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Core Intermediate-Term Bond ETF (the Fund). Please review this important information carefully.

The first paragraph under the section titled "Principal Investment Strategy" found on page 9 is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, exclusive of collateral held from securities lending) in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity of three to ten years. The debt securities in which the Fund may invest include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest at least 35% of its net assets in government obligations under normal circumstances. The Fund will invest primarily in investment-grade securities, but may invest up to 25% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield securities or "junk" bonds.

The first paragraph under the heading USAA Core Intermediate-Term Bond EFT of the section titled "Principal Investment Strategies" found on pages 15-16 is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, exclusive of collateral held from securities lending) in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity of three to ten years. The debt securities in which the Fund may invest include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest at least 35% of its net assets in government obligations under normal circumstances. The Fund will invest primarily in investment-grade securities, but may invest up to 25% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield securities or "junk" bonds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98949-0518